SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Common Share (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator:
Basic weighted average shares outstanding			5,601,728
Diluted weighted average shares outstanding			5,601,728
Basic net income (loss) per common stock			$ (0.21)
Diluted net income (loss) per common stock			$ (0.21)
Class A common stock
Numerator:
Allocation of net income (loss), as adjusted		$ 140,438	$ (4,136,863)	$ (9,960,630)
Denominator:
Basic weighted average shares outstanding		22,290,037	19,250,109	22,290,037
Diluted weighted average shares outstanding	0	22,290,037	19,250,109	22,290,037
Basic net income (loss) per common stock		$ 0.01	$ (0.21)	$ (0.45)
Diluted net income (loss) per common stock	$ 0	$ 0.01	$ (0.21)	$ (0.45)
Class B common stock
Numerator:
Allocation of net income (loss), as adjusted		$ 36,473	$ (1,203,815)	$ (2,586,899)
Denominator:
Basic weighted average shares outstanding	5,500,000	5,789,000	5,601,728	5,789,000
Diluted weighted average shares outstanding	5,500,000	5,789,000	5,601,728	5,789,000
Basic net income (loss) per common stock		$ 0.01	$ (0.21)	$ (0.45)
Diluted net income (loss) per common stock	$ 0	$ 0.01	$ (0.21)	$ (0.45)
Redeemable Class Common Stock
Denominator:
Basic weighted average shares outstanding			19,525,316
Basic net income (loss) per common stock			$ 0.00